Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

April 30, 2019

GAI-QTLY-0619
1.800339.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	258,415	$8,001
Verizon Communications, Inc.	1,609,374	92,040
		100,041
Entertainment - 0.9%
Activision Blizzard, Inc.	381,400	18,387
Vivendi SA (a)	1,267,400	36,787
		55,174
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (b)	15,007	17,993
Class C (b)	14,636	17,395
		35,388
Media - 4.5%
Comcast Corp. Class A	5,711,000	248,600
Interpublic Group of Companies, Inc.	1,453,900	33,440
Omnicom Group, Inc.	180,000	14,405
		296,445

TOTAL COMMUNICATION SERVICES		487,048

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Gentex Corp.	312,400	7,195
Specialty Retail - 1.0%
Lowe's Companies, Inc.	404,279	45,740
TJX Companies, Inc.	287,700	15,789
		61,529
Textiles, Apparel & Luxury Goods - 0.0%
Puma AG	2,480	1,534

TOTAL CONSUMER DISCRETIONARY		70,258

CONSUMER STAPLES - 9.1%
Beverages - 1.1%
The Coca-Cola Co.	1,430,403	70,176
Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc.	166,700	8,930
Walmart, Inc.	965,700	99,313
		108,243
Food Products - 0.6%
Nestle SA sponsored ADR	233,000	22,491
The Hershey Co.	142,200	17,754
		40,245
Household Products - 1.6%
Colgate-Palmolive Co.	20,100	1,463
Procter & Gamble Co.	782,815	83,354
Spectrum Brands Holdings, Inc.	303,900	18,711
		103,528
Tobacco - 4.2%
Altria Group, Inc.	4,050,300	220,053
British American Tobacco PLC sponsored ADR	1,524,700	59,768
		279,821

TOTAL CONSUMER STAPLES		602,013

ENERGY - 11.2%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	1,196,500	28,740
National Oilwell Varco, Inc.	169,800	4,439
Oceaneering International, Inc. (b)	750,300	14,406
		47,585
Oil, Gas & Consumable Fuels - 10.5%
BP PLC sponsored ADR	2,100,344	91,848
Cenovus Energy, Inc.	37,200	369
Cenovus Energy, Inc. (Canada)	9,853,100	97,670
Chevron Corp.	450,328	54,066
Equinor ASA sponsored ADR	2,343,700	52,007
Exxon Mobil Corp.	3,658,000	293,662
Galp Energia SGPS SA Class B	698,846	11,734
Hess Corp.	562,300	36,055
Kosmos Energy Ltd.	5,036,085	33,691
Legacy Reserves, Inc. (a)(b)	1,051,668	473
The Williams Companies, Inc.	627,565	17,779
Valero Energy Corp.	30,000	2,720
		692,074

TOTAL ENERGY		739,659

FINANCIALS - 19.1%
Banks - 13.3%
Bank of America Corp.	7,405,956	226,474
Citigroup, Inc.	1,526,730	107,940
First Hawaiian, Inc.	380,400	10,518
JPMorgan Chase & Co.	1,416,492	164,384
M&T Bank Corp.	57,800	9,830
PNC Financial Services Group, Inc.	568,154	77,797
SunTrust Banks, Inc.	1,098,766	71,947
U.S. Bancorp	1,034,273	55,147
Wells Fargo & Co.	3,082,241	149,211
		873,248
Capital Markets - 4.5%
Apollo Global Management LLC Class A	183,000	5,982
Brookfield Asset Management, Inc.	48,210	2,323
Cboe Global Markets, Inc.	45,000	4,572
Charles Schwab Corp.	580,943	26,596
FS KKR Capital Corp.	26,109	165
KKR & Co. LP	855,743	20,923
Morgan Stanley	804,897	38,836
Northern Trust Corp.	919,564	90,623
Oaktree Capital Group LLC Class A	323,582	16,380
S&P Global, Inc.	37,500	8,275
State Street Corp.	1,204,727	81,512
		296,187
Insurance - 1.0%
Chubb Ltd.	186,500	27,080
Marsh & McLennan Companies, Inc.	207,807	19,594
The Travelers Companies, Inc.	152,000	21,850
		68,524
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	864,968	20,258

TOTAL FINANCIALS		1,258,217

HEALTH CARE - 13.5%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (b)	368,400	50,150
Celgene Corp. (b)	116,100	10,990
Intercept Pharmaceuticals, Inc. (b)	208,004	17,926
		79,066
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.	3,900	939
Boston Scientific Corp. (b)	233,900	8,682
		9,621
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	520,500	38,913
Cardinal Health, Inc.	902,300	43,951
Cigna Corp.	306,600	48,700
CVS Health Corp.	1,853,104	100,772
Humana, Inc.	36,700	9,374
McKesson Corp.	519,087	61,901
Patterson Companies, Inc.	685,070	14,962
UnitedHealth Group, Inc.	175,100	40,811
		359,384
Pharmaceuticals - 6.7%
Bayer AG	1,096,086	72,951
Bristol-Myers Squibb Co.	1,846,910	85,752
GlaxoSmithKline PLC sponsored ADR	2,558,012	105,211
Johnson & Johnson	829,869	117,178
Novartis AG sponsored ADR	58,944	4,847
Perrigo Co. PLC	160,200	7,677
Sanofi SA	314,313	27,424
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,242,120	18,905
		439,945

TOTAL HEALTH CARE		888,016

INDUSTRIALS - 14.2%
Aerospace & Defense - 2.0%
General Dynamics Corp.	162,500	29,042
Huntington Ingalls Industries, Inc.	57,900	12,887
United Technologies Corp.	628,382	89,614
		131,543
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	174,700	14,151
Expeditors International of Washington, Inc.	9,700	770
United Parcel Service, Inc. Class B	950,004	100,909
		115,830
Building Products - 0.1%
A.O. Smith Corp.	165,200	8,685
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (a)	307,000	10,392
Interface, Inc.	650,200	10,429
Ritchie Bros. Auctioneers, Inc.	19,100	665
Stericycle, Inc. (b)	113,775	6,643
		28,129
Electrical Equipment - 0.8%
Acuity Brands, Inc.	172,400	25,227
Hubbell, Inc. Class B	174,039	22,207
Rockwell Automation, Inc.	22,400	4,048
		51,482
Industrial Conglomerates - 4.0%
General Electric Co.	25,961,427	264,028
Machinery - 0.9%
Donaldson Co., Inc.	211,600	11,329
Flowserve Corp.	571,800	28,035
Wabtec Corp. (a)	280,690	20,791
		60,155
Professional Services - 0.4%
RELX PLC (London Stock Exchange)	1,066,500	24,463
Road & Rail - 3.1%
J.B. Hunt Transport Services, Inc.	503,140	47,537
Knight-Swift Transportation Holdings, Inc. Class A	1,129,700	37,675
Norfolk Southern Corp.	223,799	45,659
Union Pacific Corp.	429,800	76,092
		206,963
Trading Companies & Distributors - 0.7%
Fastenal Co.	105,500	7,443
Watsco, Inc.	232,492	36,843
		44,286

TOTAL INDUSTRIALS		935,564

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	281,752	15,764
Electronic Equipment & Components - 0.1%
Avnet, Inc.	122,500	5,955
IT Services - 2.8%
IBM Corp.	66,300	9,300
MasterCard, Inc. Class A	46,100	11,720
Paychex, Inc.	540,552	45,574
Unisys Corp. (b)	838,218	9,396
Visa, Inc. Class A	642,979	105,725
		181,715
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	79,500	9,241
Applied Materials, Inc.	676,500	29,813
Lam Research Corp.	82,900	17,196
Marvell Technology Group Ltd.	78,200	1,957
NVIDIA Corp.	64,200	11,620
Qualcomm, Inc.	1,918,946	165,279
		235,106
Software - 6.7%
Microsoft Corp.	2,118,899	276,728
Oracle Corp.	1,707,453	94,473
SAP SE sponsored ADR	531,900	68,541
		439,742
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	666,694	133,785

TOTAL INFORMATION TECHNOLOGY		1,012,067

MATERIALS - 1.1%
Chemicals - 1.1%
DowDuPont, Inc.	479,300	18,429
International Flavors & Fragrances, Inc.	62,800	8,653
Nutrien Ltd.	565,180	30,653
The Scotts Miracle-Gro Co. Class A	195,100	16,587
		74,322
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	153,900	30,057
CoreSite Realty Corp.	159,700	17,473
Equinix, Inc.	70,600	32,102
Public Storage	41,400	9,157
Simon Property Group, Inc.	37,500	6,514
Spirit Realty Capital, Inc.	140,260	5,675
		100,978
UTILITIES - 1.2%
Electric Utilities - 1.0%
Duke Energy Corp.	137,200	12,502
Exelon Corp.	314,500	16,024
PPL Corp.	649,100	20,258
Southern Co.	320,100	17,036
		65,820
Multi-Utilities - 0.2%
Sempra Energy	85,300	10,914

TOTAL UTILITIES		76,734

TOTAL COMMON STOCKS
(Cost $5,426,856)		6,244,876

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	248,800	14,809
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)	464,310,380	605
TOTAL PREFERRED STOCKS
(Cost $14,223)		15,414
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (c)
(Cost $7,157)	EUR 6,700	5,692
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	13,918,118	1,616
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	12,034,953	7,823
TOTAL OTHER
(Cost $18,053)		9,439

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.49% (g)	324,108,886	324,174
Fidelity Securities Lending Cash Central Fund 2.49% (g)(h)	34,191,008	34,194
TOTAL MONEY MARKET FUNDS
(Cost $358,363)		358,368
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $5,824,652)		6,633,789
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(48,491)
NET ASSETS - 100%		$6,585,298

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Altria Group, Inc.	Chicago Board Options Exchange	4,327	$23,509	$60.00	6/21/19	$(73)
Apple, Inc.	Chicago Board Options Exchange	850	17,057	190.00	5/17/19	(1,099)
Apple, Inc.	Chicago Board Options Exchange	850	17,057	185.00	5/17/19	(1,445)
Chevron Corp.	Chicago Board Options Exchange	1,006	12,078	130.00	6/21/19	(33)
Cisco Systems, Inc.	Chicago Board Options Exchange	773	4,325	55.00	6/21/19	(192)
GlaxoSmithKline PLC sponsored ADR	Chicago Board Options Exchange	2,573	10,583	40.00	5/17/19	(347)
GlaxoSmithKline PLC sponsored ADR	Chicago Board Options Exchange	2,573	10,583	41.00	5/17/19	(174)
Paychex, Inc.	Chicago Board Options Exchange	623	5,253	72.50	6/21/19	(757)
Paychex, Inc.	Chicago Board Options Exchange	623	5,253	75.00	6/21/19	(567)
Procter & Gamble Co.	Chicago Board Options Exchange	926	9,860	97.50	6/21/19	(898)
Procter & Gamble Co.	Chicago Board Options Exchange	929	9,892	105.00	6/21/19	(300)
Visa, Inc., Class A	Chicago Board Options Exchange	619	10,178	155.00	5/17/19	(608)
TOTAL WRITTEN OPTIONS						$(6,493)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,692,000 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,439,000 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,018
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$12,035

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,983
Fidelity Securities Lending Cash Central Fund	292
Total	$3,275

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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